UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933:	[ X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[ 3 ]

Registration Statement Under the Investment Company Act of 1940:	[ X]
Amendment No.	[ 2 ]

Exact Name of Registrant as Specified in Trust:	Institutional Investor Trust

Address of Principal Executive Offices:	201 Center Road, Suite Two Venice, FL 34285

Registrant's Telephone Number, Including Area Code:	941-496-4660

Name and Address of Agent for Service:	Corporation Service Company 84 State Street Boston, MA 02109

With Copies to:	Marcia DeVries Institutional Investor Trust 201 Center Road, Suite Two Venice, FL 34285

Approximate Date of Proposed Public Offering:	As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[__]	Immediately upon filing pursuant to paragraph (b)
[ X]	On March 8, 2011 pursuant to paragraph (b)
[__]	60 days after filing pursuant to paragraph (a)(1)
[__]	On (date) pursuant to paragraph (a)(1)
[__]	75 days after filing pursuant to paragraph (a)(2)
[__]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[__]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant hereby elects to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 225 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 7th day of March, 2011.

Institutional Investor Trust
(Registrant)

/s/ Roland G. Caldwell, Jr.

By: Roland G. Caldwell, Jr.,
President and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons (asterisks indicate signature by Roland G. Caldwell, Jr. as power of attorney) in the capacities and on the dates indicated.

Charles Albers /s/ Charles Albers*	Trustee	March 8, 2011
Roland G. Caldwell, Jr. /s/ Roland G. Caldwell, Jr.	President and Trustee	March 8, 2011
Howard Present /s/ Howard Present*	Trustee	March 8, 2011
R. Scott Thompson /s/ R. Scott Thompson*	Trustee	March 8, 2011
James R. Woods /s/ James R. Woods*	Trustee	March 8, 2011

Index to Exhibits

XBRL Instance Document	Ex-101.INS
XBRL Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Definition Linkbase Document	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE